Virtus ETF Trust II

Virtus KAR Mid-Cap ETF (the “Fund”)

Supplement dated December 18, 2025, to the Statement of Additional Information (“SAI”) dated November 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, Chris Wright, CFA will be added as a portfolio manager for the Fund.

The second paragraph on page 43 of the SAI is hereby replaced in its entirety with the following:

The following employees of KAR are Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Jon Christensen, CFA (since October 2024); Craig Stone (since October 2024); and Chris Wright, CFA (since January 2026).

The Fund’s disclosure in the “Ownership of Fund Shares” table beginning on page 44 of the SAI is hereby amended by adding a row for Mr. Wright, which notates an “A” in each column.

The Fund’s disclosure in the “Other Accounts Managed by Portfolio Managers” table beginning on page 45 of the SAI is hereby amended by adding a row for Mr. Wright as follows:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Chris Wright (*)	5	$472.7 million	1	$42.2 million	88	$68.4 million

(*) As of December 1, 2025. Mr. Wright became a Portfolio Manager of the Virtus KAR Mid-Cap ETF effective January 1, 2026.

The Fund’s disclosure in the “Accounts and Assets for which an Investment Advisory Fee is Based on Performance” table beginning on page 46 of the SAI is hereby amended by adding a row for Mr. Wright. as follows:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Name	Number of Accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Chris Wright (*)	0	N/A	0	N/A	0	N/A

(*) As of December 1, 2025. Mr. Wright became a Portfolio Manager of the Virtus KAR Mid-Cap ETF effective January 1, 2026.

Investors should retain this supplement with the SAI for future reference.